Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	SANDSTORM GOLD LTD
Entity Central Index Key	0001434614
Trading Symbol	SAND
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	182,685,502